Offerings	Jan. 15, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01381%
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act, we are deferring payment of the entire registration fee. The Amount Registered, Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price are omitted pursuant to Form S-3 General Instruction II.E. We are registering an indeterminate number of shares of common stock, shares of preferred stock and principal amount of debt securities as may be issued, including upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or purchase units or settlement of any subscription rights, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering. Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See note (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.01 per share
Fee Rate	0.01381%
Offering Note	See note (1).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See note (1).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Units
Fee Rate	0.01381%
Offering Note	See note (1).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See note (1).